Exhibit 99.1

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

Collection Period	30-Apr-24	30/360 Days	30	Collection Period Start	1-Apr-24
Distribution Date	15-May-24	Actual/360 Days	30	Collection Period End	30-Apr-24
				Prior Month Settlement Date	15-Apr-24
				Current Month Settlement Date	15-May-24

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,405,095,871.07	69,238,989.53	0.00	0.000000
Yield Supplement Overcollaterization		43,835,194.41	719,528.36	0.00
Total Adjusted Pool Balance		1,361,260,676.66	68,519,461.17	0.00
Total Adjusted Securities		1,361,260,676.66	68,519,461.17	0.00	0.000000
Class A-1 Notes	0.21995%	254,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	0.47000%	420,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	0.18000%	50,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	0.55000%	470,000,000.00	0.00	0.00	0.000000
Class A-4 Notes	0.71000%	106,000,000.00	7,258,784.51	0.00	0.000000
Certificates	0.00000%	61,260,676.66	61,260,676.66	0.00	0.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	0.00	—	—
Class A-4 Notes	7,258,784.51	4,294.78	68.4790992	0.0405168
Certificates	61,260,676.66	0.00	1,000.0000000	—

Total Securities	68,519,461.17	4,294.78

I. COLLECTIONS

Interest:
Interest Collections				197,180.20
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				197,180.20
Principal:
Principal Collections				7,057,350.41
Repurchased Loan Proceeds Related to Principal				62,146,707.47

Total Principal Collections				69,204,057.88
Recoveries of Defaulted Receivables				108,973.38

Total Collections				69,510,211.46

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			12,679	68,519,461.17
Total Principal Payment				68,519,461.17

			—	0.00

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	69,510,211.46
Reserve Account Draw	13,612,606.77
Total Available for Distribution	83,122,818.23
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	57,699.16
Servicing Fee Paid	57,699.16
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	4,294.78
Class A-4 Notes Monthly Interest Paid	4,294.78
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		4,294.78
Total Note Monthly Interest Paid		4,294.78
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		83,060,824.29
4. Total Monthly Principal Paid on the Notes		7,258,784.51
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		7,258,784.51
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		61,260,676.66
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		61,260,676.66
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		14,541,363.12
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		14,541,363.12

V. RESERVE ACCOUNT

Initial Reserve Account Amount		13,612,606.77
Required Reserve Account Amount		0.00
Beginning Reserve Account Balance		13,612,606.77
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		0.00
Required Reserve Account Amount for Next Period		0.00

VI. POOL STATISTICS

Weighted Average Coupon		3.31%
Weighted Average Remaining Maturity		16.42

	Amount	Number
Principal on Defaulted Receivables	34,931.65	7
Principal Recoveries of Defaulted Receivables	108,973.38

Monthly Net Losses	(74,041.73)
Pool Balance at Beginning of Collection Period	69,238,989.53
Net Loss Ratio for Third Preceding Collection Period	0.43%
Net Loss Ratio for Second Preceding Collection Period	0.07%
Net Loss Ratio for Preceding Collection Period	-0.26%
Net Loss Ratio for Current Collection Period	-1.28%
Four-Month Average Net Loss Ratio	-0.26%
Cumulative Net Losses for all Periods	2,397,968.46

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	716,761.87	110	0.00%
61-90 Days Delinquent	78,364.27	20	0.00%
91-120 Days Delinquent	10,835.84	6	0.00%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	805,961.98	136	0.00%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.30%	0.35%
Delinquency Ratio for Second Preceding Collection Period	0.25%	0.25%
Delinquency Ratio for Preceding Collection Period	0.22%	0.24%
Delinquency Ratio for Current Collection Period	0.00%	0.00%
Four-Month Average Delinquency Ratio	0.19%	0.21%
60 Day Delinquent Receivables	107,790.01
Delinquency Percentage	0.00%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	220,562.05
Number of Extensions	22

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO